SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Carrying Amount and Accumulated Amortization of the Core Deposit Intangible Asset
The definite-lived intangible assets had the following carrying values at December 31, 2014 and 2013.

	2014			2013
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
(Dollars in thousands)

Core deposit intangibles	$4,000	$(1,486)	$2,514	$3,775	$(1,098)	$2,677

Amortization Expense of Purchase Accounting Intangible Assets
The related amortization expense of business combination related intangible assets is as follows:

(dollars in thousands)
Amount
Aggregate amortization expense for the year ended December 31:

2013	$355
2014	387

Estimated amortization expense for the year ending December 31:

2015	$400
2016	383
2017	331
2018	331
2019	331
Thereafter	738
$2,514

Reconciliation of Numerators and Denominators of Basic and Diluted Computations Applicable to Common Stockholders
The following table discloses the reconciliation of the numerators and denominators of the basic and diluted computations applicable to common stockholders:

	For the Year Ended			For the Year Ended
	December 31, 2014			December 31, 2013
	Net			Net
	Income	Shares	Per Share	Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Basic per common Share	$6,250,743	5,227,768	$1.20	$4,215,067	4,319,485	$.98

Effect of dilutive shares:

Restricted Stock		42,901			53,445
	$6,250,743	5,270,669	$1.19	$4,215,067	4,372,930	$.96